REVENUES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Revenues
Total revenues	$ 9,712	Rp 136,447	Rp 135,557	Rp 130,788
Total external revenues as reported in		136,447	135,557	130,788
Indonesia
Revenues
Total revenues		130,082	130,979	127,442
Foreign countries
Revenues
Total revenues		6,365	4,578	3,346
Mobile
Revenues
Total revenues from contracts with customers		83,720	87,904	85,352
Total revenues		83,720	87,904	85,352
Adjustments and eliminations			(7)	(14)
Total external revenues as reported in		83,720	87,897	85,338
Consumer
Revenues
Total revenues from contracts with customers		21,005	17,733	12,477
Revenues from lessor transactions				1,414
Total revenues		21,005	17,733	13,891
Adjustments and eliminations		(48)	(27)	0
Total external revenues as reported in		20,957	17,706	13,891
Enterprise
Revenues
Total revenues from contracts with customers		17,716	18,653	20,860
Revenues from lessor transactions				164
Total revenues		17,716	18,653	21,024
Adjustments and eliminations		13	48	30
Total external revenues as reported in		17,729	18,701	21,054
WIB
Revenues
Total revenues from contracts with customers		11,211	9,397	9,184
Revenues from lessor transactions		2,277	1,239	909
Total revenues		13,488	10,636	10,093
Adjustments and eliminations		13	(27)	(9)
Total external revenues as reported in		13,501	10,609	10,084
Others (each below Rp75 billion)
Revenues
Total revenues from contracts with customers		518	631	428
Total revenues		518	631	428
Adjustments and eliminations		(299)	(434)	(298)
Total external revenues as reported in		219	197	130
Total Segment
Revenues
Total revenues from contracts with customers		134,170	134,318	128,301
Revenues from lessor transactions		2,277	1,239	2,487
Total revenues		136,447	135,557	130,788
Telephone revenues | Mobile
Revenues
Total revenues from contracts with customers		19,427	27,907	34,338
Telephone revenues | Consumer
Revenues
Total revenues from contracts with customers		1,072	1,565	1,665
Telephone revenues | Enterprise
Revenues
Total revenues from contracts with customers		838	1,148	1,355
Telephone revenues | WIB
Revenues
Total revenues from contracts with customers		273	287	284
Telephone revenues | Total Segment
Revenues
Total revenues from contracts with customers		21,610	30,907	37,642
Interconnection revenues | Mobile
Revenues
Total revenues from contracts with customers		410	580	933
Interconnection revenues | WIB
Revenues
Total revenues from contracts with customers		7,276	5,710	4,529
Interconnection revenues | Total Segment
Revenues
Total revenues from contracts with customers		7,686	6,290	5,462
Total data, internet and information technology service revenues | Mobile
Revenues
Total revenues from contracts with customers		63,879	59,413	50,079
Total data, internet and information technology service revenues | Consumer
Revenues
Total revenues from contracts with customers		55	17	45
Total data, internet and information technology service revenues | Enterprise
Revenues
Total revenues from contracts with customers		9,445	8,672	10,054
Total data, internet and information technology service revenues | WIB
Revenues
Total revenues from contracts with customers		2,297	1,726	1,225
Total data, internet and information technology service revenues | Others (each below Rp75 billion)
Revenues
Total revenues from contracts with customers		140	85	138
Total data, internet and information technology service revenues | Total Segment
Revenues
Total revenues from contracts with customers		75,816	69,913	61,541
Cellular internet and data | Mobile
Revenues
Total revenues from contracts with customers		59,502	52,858	41,033
Cellular internet and data | Enterprise
Revenues
Total revenues from contracts with customers				3
Cellular internet and data | Total Segment
Revenues
Total revenues from contracts with customers		59,502	52,858	41,036
Internet, data communication and information technology services | Consumer
Revenues
Total revenues from contracts with customers		13	17	45
Internet, data communication and information technology services | Enterprise
Revenues
Total revenues from contracts with customers		8,066	7,715	9,318
Internet, data communication and information technology services | WIB
Revenues
Total revenues from contracts with customers		1,665	1,340	1,016
Internet, data communication and information technology services | Others (each below Rp75 billion)
Revenues
Total revenues from contracts with customers				8
Internet, data communication and information technology services | Total Segment
Revenues
Total revenues from contracts with customers		9,744	9,072	10,387
Short Messaging Services ("SMS") | Mobile
Revenues
Total revenues from contracts with customers		4,377	6,555	9,046
Short Messaging Services ("SMS") | Consumer
Revenues
Total revenues from contracts with customers				0
Short Messaging Services ("SMS") | Enterprise
Revenues
Total revenues from contracts with customers		440	399	251
Short Messaging Services ("SMS") | WIB
Revenues
Total revenues from contracts with customers				1
Short Messaging Services ("SMS") | Total Segment
Revenues
Total revenues from contracts with customers		4,817	6,954	9,298
Others | Consumer
Revenues
Total revenues from contracts with customers		42
Others | Enterprise
Revenues
Total revenues from contracts with customers		939	558	482
Others | WIB
Revenues
Total revenues from contracts with customers		632	386	208
Others | Others (each below Rp75 billion)
Revenues
Total revenues from contracts with customers		140	85	130
Others | Total Segment
Revenues
Total revenues from contracts with customers		1,753	1,029	820
Network revenues | Mobile
Revenues
Total revenues from contracts with customers		4	4	2
Network revenues | Consumer
Revenues
Total revenues from contracts with customers			1	1
Network revenues | Enterprise
Revenues
Total revenues from contracts with customers		766	897	696
Network revenues | WIB
Revenues
Total revenues from contracts with customers		901	943	1,020
Network revenues | Total Segment
Revenues
Total revenues from contracts with customers		1,671	1,845	1,719
Indihome revenues | Consumer
Revenues
Total revenues from contracts with customers		19,827	16,083	10,761
Indihome revenues | Enterprise
Revenues
Total revenues from contracts with customers		2,387	2,242	1,967
Indihome revenues | Total Segment
Revenues
Total revenues from contracts with customers		22,214	18,325	12,728
Total other services | Consumer
Revenues
Total revenues from contracts with customers		51	67	5
Total other services | Enterprise
Revenues
Total revenues from contracts with customers		4,280	5,694	6,788
Total other services | WIB
Revenues
Total revenues from contracts with customers		464	731	2,126
Total other services | Others (each below Rp75 billion)
Revenues
Total revenues from contracts with customers		378	546	290
Total other services | Total Segment
Revenues
Total revenues from contracts with customers		5,173	7,038	9,209
Sale of peripherals | Enterprise
Revenues
Total revenues from contracts with customers			1,109	1,852
Sale of peripherals | Total Segment
Revenues
Total revenues from contracts with customers			1,109	1,852
Manage service and terminal | Enterprise
Revenues
Total revenues from contracts with customers		1,292	1,671	1,449
Manage service and terminal | WIB
Revenues
Total revenues from contracts with customers		1	1	0
Manage service and terminal | Total Segment
Revenues
Total revenues from contracts with customers		1,293	1,672	1,449
Call centre service | Enterprise
Revenues
Total revenues from contracts with customers		775	650	877
Call centre service | WIB
Revenues
Total revenues from contracts with customers		70	149	167
Call centre service | Others (each below Rp75 billion)
Revenues
Total revenues from contracts with customers				8
Call centre service | Total Segment
Revenues
Total revenues from contracts with customers		845	799	1,052
E-health | Enterprise
Revenues
Total revenues from contracts with customers		549	523	563
E-health | Total Segment
Revenues
Total revenues from contracts with customers		549	523	563
E-payment | Enterprise
Revenues
Total revenues from contracts with customers		475	453	449
E-payment | Others (each below Rp75 billion)
Revenues
Total revenues from contracts with customers		24	113
E-payment | Total Segment
Revenues
Total revenues from contracts with customers		499	566	449
Sales Of Peripherals | Enterprise
Revenues
Total revenues from contracts with customers		0
Sales Of Peripherals | Others (each below Rp75 billion)
Revenues
Total revenues from contracts with customers		0
Sales Of Peripherals | Total Segment
Revenues
Total revenues from contracts with customers		0
Others | Consumer
Revenues
Total revenues from contracts with customers		51	67	5
Others | Enterprise
Revenues
Total revenues from contracts with customers		1,189	1,288	1,598
Others | WIB
Revenues
Total revenues from contracts with customers		393	581	1,959
Others | Others (each below Rp75 billion)
Revenues
Total revenues from contracts with customers		354	433	282
Others | Total Segment
Revenues
Total revenues from contracts with customers		Rp 1,987	Rp 2,369	Rp 3,844